Taxes (Details) - Schedule of taxes payable	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Taxes Payable Abstract
VAT taxes payable	¥ 467,114	$ 69,600	¥ 168,384
Income taxes payable	5,760,846	858,367	6,217,156
Other taxes payable	494,632	73,700	39,206
Totals	¥ 6,722,592	$ 1,001,668	¥ 6,424,746